Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities:
Net loss	$ (10,503,700)	$ (4,680,200)	$ (9,298,200)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	4,599,000		111,100
Share-based compensation for employees	1,355,800		53,000
Share-based compensation for a non-employee	146,400	237,700
Gain of digital assets from revenues	(14,300)	(47,800)	(328,600)
(Gain) loss from exchange of digital assets	(24,600)	900
Changes in fair value of digital assets	(2,238,700)	(1,721,900)
Interest income from loans receivable due from a related party	(16,000)
Share of equity loss in an equity method investee	19,200	75,200
Loss from dissolution of subsidiaries		1,033,100
Changes in fair value of trading securities	36,400
Impairment of intangible assets			888,900
Impairment of digital assets			78,900
Impairment of long-term investments	770,800
Impairment of goodwill			4,688,600
Deferred tax benefits	(277,000)
Gain from reversal of accounts and other payables			(1,478,800)
Changes in operating assets and liabilities:
Stable coins	1,500,000		821,000
Digital assets	12,307,100
Accounts receivable	(99,300)
Prepaid expenses and other assets	(2,300,700)
Current content assets, net	(4,555,200)	324,400	(116,200)
Taxes receivable		1,095,600	139,600
Accounts payable	957,100
Contract liabilities	1,700,500
Income taxes payable	1,600	124,200	4,800
Other current liabilities and accrued expenses	756,800	557,400	(1,419,700)
Net cash provided by (used in) operating activities	4,121,200	(3,001,400)	(5,855,600)
Investing activities:
Purchases of digital assets		(3,146,600)	(46,300)
Purchases of stable coins	(610,000)	(139,900)
Investment in equity investees	(500,000)	(1,546,000)
Loans made to a related party	(850,000)
Investment in trading securities	(267,800)
Redemption of investments in trading securities	224,400
Proceeds paid to acquire a subsidiary under common control			(10,000)
Acquisition of net assets of a subsidiary	118,300		3,800
Net cash used in investing activities	(1,885,100)	(4,832,500)	(52,500)
Financing activities:
Subscription fee advanced from investors	3,504,900	2,280,100	3,441,000
Proceeds from issuance of common stocks pursuant to private placements		1,420,000	2,350,000
Capital injection from a non-controlling shareholder		88,900
Capital withdrawal by a non-controlling shareholder		(88,900)
Net cash provided by financing activities	3,504,900	3,700,100	5,791,000
Net increase (decrease) in cash and cash equivalents	5,741,000	(4,133,800)	(117,100)
Cash, cash equivalents, beginning of year	3,129,800	7,263,600	7,380,700
Cash, cash equivalents, end of year	8,870,800	3,129,800	7,263,600
Supplemental Cash Flow Information
Payment of interest expenses			120,000
Payment of income tax expenses
Non-cash Investing and Financing activities
Subscription fee advanced from investors in the form of USDC and USDT	2,675,000	475,000	1,743,000
Proceeds from private placements in the form of USDC			2,050,000
Issuance of common stocks to settle subscription fee advanced from investors	$ 2,755,100	$ 6,604,000